INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	September 30, 2014	September 30, 2013
Land use rights	$186,317	$185,614
Less: Accumulated amortization	32,605	27,594
Total	$153,712	$158,020
Amortization expense was $3,733 and $3,682 for the years ended September 30, 2014 and 2013, respectively.